Stock-Based Compensation Stock Option Assumptions (Details) - $ / shares		12 Months Ended
		Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average fair values for options granted		$ 6.35	$ 6.20	$ 5.24
Expected market price volatility	[1]	28.80%	29.60%	33.20%
Risk-free interest rate	[2]	1.30%	1.20%	0.60%
Dividend yield	[3]	0.90%	0.90%	1.20%
Expected term	[4]	4 years	4 years	4 years

[1]	Based on historical volatility of the Company’s common stock. The expected volatility is based on the daily percentage change in the price of the stock over the four years prior to the grant.
[2]	Represents the U.S. Treasury yield curve in effect for the expected term of the option at the time of grant.
[3]	Represents the Company’s estimated cash dividend yield for the expected term.
[4]	Represents the period of time that options granted are expected to be outstanding. As part of the determination of the expected term, the Company concluded that all employee groups exhibit similar exercise and post-vesting termination behavior.